Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Taxes [Abstract]
Schedule of Taxes Payable	Taxes payable consisted of the following:
	As of June 30, 2024	As of December 31, 2023
	In thousands of USD
Income tax payable	$97	$978
VAT payable	242	154
Other tax payable	29	457
Total	$368	$1,589

Schedule of Income Tax Expense	The components of the income tax expense are as follows:
	For the six months ended June 30, 2024	For the six months ended June 30, 2023
	In thousands of USD
Provisions for current income tax	$1,000	$796
Provisions for deferred income tax	-	-
Total	$1,000	$796

Schedule of Company’s Effective Tax Rate	The following table reconciles the China statutory rates to the Company’s effective tax rate for the six months ended June 30, 2024 and 2023:
	For the six months ended June 30, 2024	For the six months ended June 30, 2023

PRC statutory income tax rate	25.0%	25.0%
Effect of different tax jurisdiction	-%	0.0%
Non-deductible expenses (1)	6.6%	1.6%
Change in valuation allowance	(1.7)%	1.7%
Effective income tax rate	29.9%	28.3%
(1)	Non-deductible expenses represented meal and entertainment fees not-deductible in PRC tax returns.

Schedule of Deferred Tax Assets	Deferred tax assets
	For the six months ended June 30, 2024	For the six months ended June 30, 2023
Deferred tax assets:	In thousands of USD
Net accumulated loss-carry forward	$527	$917
Less: valuation allowance	(527)	(917)
Net deferred tax assets	$-	$-

Schedule of Movement of Valuation Allowance	Movement of valuation allowance is as follows:
	For the six months ended June 30, 2024	For the six months ended June 30, 2023
	In thousands of USD
Beginning balance	$972	$1,200
Write-off	(512)	(343)
Change of valuation allowance	67	60
Ending balance	$527	$917